Dilutive convertible securities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Dilutive convertible securities
Summary of potentially dilutive securities convertible into common shares

	For the Three Months Ended		For the Nine Months Ended
	September 30,		September 30,
	2024	2023	2024	2023
Stock Options	509,133	210,067	509,133	210,067
Series A Convertible Preferred stock	560,171	6,762,090	560,171	6,762,090
Warrants	8,188,742	8,204,117	8,188,742	8,204,117
Total	9,258,046	15,176,274	9,258,046	15,176,274

	For the Years Ended
	December 31,
	2023	2022
Stock options	509,133	59,067
RSUs	—	40,238
Series A Convertible Preferred stock	5,985,519	—
Warrants	8,203,839	1,004,115
Total	14,698,491	1,103,420